Contingencies and Commitments (Details) - Schedule of commitments accounted for in off-balance sheet accounts - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Off-balance-sheet accounts
Warranty by endorsement and sureties	$ 224,079	$ 280,838
Confirmed foreign letters of credit	58,299	94,673
Issued foreign letters of credit	343,663	316,916
Performance guarantees	2,214,370	2,283,390
Undrawn credit lines	7,650,382	7,870,260
Other commitments	107,707	155,163
Transactions on behalf of third parties
Collections	157,671	144,043
Third-party resources managed by the Bank:
Financial assets managed on behalf of third parties	16,024	6,418
Other assets managed on behalf of third parties
Financial assets acquired on its own behalf	80,788	73,140
Fiduciary activities
Securities held in safe custody in the Bank	2,023,313	2,677,353
Securities held in safe custody in other entities	18,467,801	18,719,297
Total	$ 31,344,097	$ 32,621,491